Long-term Debt - Secured and Unsecured (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loans Payable	$ 202,900,000	$ 216,250,000
Secured bank debt
Debt Instrument [Line Items]
Loans Payable	190,900,000	202,250,000
Unsecured bank debt
Debt Instrument [Line Items]
Loans Payable	$ 12,000,000	$ 14,000,000